Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Years ending September 30,	Amount
2019	$60,137
2020	40,737
Total minimum non-cancelable operating lease payments	$100,874

Years ending September 30,	Amount
2019	$60,137
2020	40,737
Total minimum non-cancelable operating lease payments	$100,874